Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2014
Accounting Policies [Abstract]
Potentially Dilutive Securities Excluded from Calculation of Diluted Net Loss Per Share Attributable to Common Stockholders

Potentially dilutive securities excluded from the calculation of diluted net loss per share attributable to common stockholders are as follows (in common stock equivalent shares):

	As of December 31,		As of September 30,
	2012	2013	2013	2014
			(unaudited)
Convertible preferred stock	2,453,463	9,493,489	6,882,572	—
Convertible notes payable	580,580	—	—	—
Warrants to purchase convertible preferred stock	255,013	483,517	483,517	—
Warrants to purchase common stock	—	—	—	142,113
Unvested restricted common stock subject to repurchase	859	—	—	16,294
Options to purchase common stock	382,663	1,235,705	373,375	2,058,910

	3,672,578	11,212,711	7,739,464	2,217,317